Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Share-Based Compensation Expense Available for Each Plan

The following information on share-based compensation expense is available for each plan:

	December 31, 2015	December 31, 2014	December 31, 2013
	Continuing operations	Continuing operations	Continuing operations	Discontinued operations
(a) The Gold Fields Limited 2012 Share Plan
- Performance shares	8.2	12.0	18.8	1.1
- Bonus shares	2.7	12.3	11.9	0.8
(b) The Gold Fields Limited 2005 Share Plan	—	1.7	9.8	2.7

Total share-based compensation	10.9	26.0	40.5	4.6

(a) The Gold Fields Limited 2012 Share Plan: At the annual general meeting on May 14, 2012 shareholders approved the adoption of the Gold Fields Limited 2012 Share Plan to replace the Gold Fields Limited 2005 Share Plan. The plan provided for two methods of participation, namely the Performance Share Method, or PS and the Bonus Share Method, or BS . This plan sought to attract, retain, motivate and reward participating employees on a basis which sought to align the interests of such employees with those of the Company’s shareholders. No allocations of options under this plan were made during fiscal 2015 and fiscal 2014 following the introduction of the Long-term Incentive Plan (“LTIP”) (refer note 18.3). Currently the last vesting date is December 20, 2016.

Assumptions used to Value Options

The fair value of the awards made under this plan are valued using the Monte Carlo simulation model. The inputs to the model were as follows:

	December 31, 2015	December 31, 2014
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	45.2%	44.4%
Expected term (years)	3	3
Three year risk free interest rate (based on US interest rates)	1.5%	2.2%

Directors Affected by Gold Fields Management Scheme Modification

The following executive directors were affected by the modification:

December 31, 2013	Number of options	Average instrument price $	Contractual life extended by (years)
NJ Holland	121,428	8.21	0.16
PA Schmidt	75,082	8.56	0.17

Summarize Information relating to Options Outstanding

The following tables summarize information relating to the options outstanding at December 31, 2015 and December 31, 2014.

	Outstanding SARS at December 31, 2015
	Price range $	Number of options	Contractual life (in years)	Weighted average exercise price $
Range of prices	3.97 - 5.63	448,296	0.22	5.03
	5.64 - 7.28	33,641	0.60	5.86
	7.29 - 8.94	531,720	1.35	6.84
	8.95 - 10.60	11,521	2.01	7.84

Total		1,025,178	0.84	6.03

	Outstanding SARS at December 31, 2014
	Price range	Number of options $	Contractual life (in years)	Weighted average exercise price $
Range of prices	5.19 - 7.35	580,833	1.22	6.56
	7.36 - 9.51	454,131	0.33	8.17
	9.52 - 11.68	769,159	2.33	8.94
	11.69 - 13.84	14,138	3.01	10.25

Total		1,818,261	1.48	7.89

Schedule of Long-term Cash Incentive Plan

	December 31, 2015	December 31, 2014
Long-term cash incentive plan
Opening balance	8.3	—
Charge to statement of operations	5.3	8.7
Translation adjustment	(1.0)	(0.4)

Closing balance	12.6	8.3

Valuation Technique Monte Carlo
Assumptions used to Value Options

A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions. The actual valuation is developed using a Monte-Carlo analysis of the future share price of Gold Fields, the assumptions were as follows:

	December 31, 2015	December 31, 2014
Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	—	43.5%
Expected term (months)	—	9 - 18
Dividend yield	—	0.60%
Weighted average three year risk free interest rate (based on SA interest rates)	—	5.50%
Weighted average fair value (South African rand)	—	40.28

The Gold Fields Limited 2012 Share Plan
Details of Stock Options Granted under Share Plan

Details of the Performance shares and Bonus shares granted under this Plan are as follows:

	Number of Performance shares	Number of Bonus shares
Outstanding at December 31, 2012	4,262,170	792,376
Spin-off of Sibanye Gold - forfeited	(1,562,498)	(241,023)
Additional shares awarded due to spin-off of Sibanye	396,229	—
Granted during the year	5,310,968	2,018,771
Exercised and released	(515,025)	(1,314,156)
Forfeited	(1,862,128)	(373,896)

Outstanding at December 31, 2013	6,029,716	882,072
Granted during the year	—	4,000,559
Exercised and released	(834,010)	(2,167,802)
Forfeited	(879,049)	(552,907)

Outstanding at December 31, 2014	4,316,657	2,161,922
Exercised and released	(1,704,704)	(2,094,343)
Forfeited	(165,031)	(67,579)

Outstanding at December 31, 2015	2,446,922	—

The Gold Fields Limited 2005 Share Plan
Details of Stock Options Granted under Share Plan

Details of the PVRS and SARS granted under this Plan are as follows:

	Number of PVRS	Number of SARS	Average price $
Outstanding at December 31, 2012	4,986,216	4,318,909	12.53
Spin-off of Sibanye Gold - forfeited	(2,221,264)	(1,077,878)	11.99
Additional shares awarded due to spin-off of Sibanye	538,562	465,346	10.72
Exercised and released	(1,857,614)	—	—
Forfeited	(214,929)	(554,649)	10.61

Outstanding at December 31, 2013	1,230,971	3,151,728	8.89
Exercised and released	(1,217,700)	—	—
Forfeited	(13,271)	(1,333,467)	8.62

Outstanding at December 31, 2014	—	1,818,261	7.89
Forfeited	—	(793,083)	7.34

Outstanding at December 31, 2015	—	1,025,178	6.03